Provision for legal proceedings and judicial deposits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [line items]
Summary of Contingent Liabilities

a) Probable losses and judicial deposits:

	Provision for legal proceedings
	Consolidated
	December 31, 2025	December 31, 2024
Tax	694,524	745,896
Civil, environmental and regulatory	907,205	818,422
Labor	456,393	480,315
Total	2,058,122	2,044,633

	Judicial deposits
	Consolidated
	December 31, 2025	December 31, 2024
Tax	769,351	801,723
Civil, environmental and regulatory	182,809	134,058
Labor	120,822	120,909
Total	1,072,982	1,056,690

Summary Changes in Provision for Legal Procedings

The movement of provisions for legal proceedings during the fiscal year was as follows:

	Consolidated
	Tax	Civil, environmental and regulatory	Labor	Total
Balance as of January 1, 2024	813,732	512,979	387,692	1,714,403
Provisioned in the year	129,619	181,734	154,193	465,546
Write-offs by reversal / payment	(138,562)	(187,735)	(168,112)	(494,409)
Business combination	1,382	91,913	4,831	98,126
Interest (i)	(60,275)	219,531	101,711	260,967
Balance as of December 31, 2024	745,896	818,422	480,315	2,044,633
Provisioned in the year	69,981	243,209	122,498	435,688
Write-offs by reversal / payment	(60,024)	(211,774)	(210,315)	(482,113)
Transfer	(124,484)	—	—	(124,484)
Business combination	—	1,089	2,287	3,376
Interest (i)	63,155	56,259	61,608	181,022
Balance as of December 31, 2025	694,524	907,205	456,393	2,058,122

(i)	Includes interest rate reduction due to reversal.

Summary of Principal Tax Proceedings for Which Risk of Loss is Probable
	Consolidated
	December 31, 2025	December 31, 2024
Compensation with FINSOCIAL (i)	351,539	337,351
INSS (ii)	117,264	101,399
ICMS credit (iii)	104,889	64,708
PIS and COFINS	6,081	34,412
IPI	23,449	64,969
Other	91,302	143,057
Total	694,524	745,896

(i)	Compensation of FINSOCIAL with federal taxes, based on a September 2003 final and non-appealable court ruling in the case records where the constitutionality of FINSOCIAL was discussed. Compensation of taxes remains a topic of administrative discussion.
(ii)	Amount provisioned as INSS, the majority of which is comprised of amounts related to social security contributions levied on billing in accordance with article 22-A of Law 8.212/91, the constitutionality of which is being litigated. The amounts are deposited with the court. The leading case, RE 611.601 (item 281), is being decided by the Federal Supreme Court, recognizing the constitutionality of art. 22-A of Law No. 8.212/91.
(iii)	ICMS: Tax assessments issued by the tax authorities relating to various types of ICMS credits, including: (a) assessment, as sole debtor, for alleged non-compliance with ICMS withholding obligations in relation to a toll contract arising from an agricultural partnership between our sugarcane mills and Central Paulista Ltda. Açúcar e Álcool; (b) ICMS relating to interstate operations taxed as domestic operations and therefore subject to a higher rate, among others.

Summary of Principal Proceedings for Which Deem Risk of Loss as Possible
	Consolidated
	December 31, 2025	December 31, 2024
Labor claims	814,364	690,535
	814,364	690,535

Legal Proceedings Provision, Tax [member]
Disclosure of other provisions [line items]
Summary of Principal Proceedings for Which Deem Risk of Loss as Possible
	Consolidated
	December 31, 2025	December 31, 2024
Isolated fine - Federal tax (i)	856,908	847,582
ICMS - Tax on circulation of goods (ii)	3,021,717	2,996,997
IRRF (iii)	925,890	869,346
PIS and COFINS (iv)	1,888,292	2,174,274
MP 470 installment of debts (v)	281,285	253,793
Stock Grant Plan	33,387	32,087
IOF on loans (vi)	68,168	195,098
Reward Credit Compensation (vii)	162,357	157,959
IPI - Tax on industrialized products(viii)	381,282	333,185
INSS	209,118	159,983
IPTU Urban Property Tax (ix)	143,077	128,700
Other	421,488	475,541
Total	8,392,969	8,624,545

(i)	Among the demands related to the isolated fine, there is an assessment resulting from: (a) disregard of the REPORTO tax benefits, with the consequent application of the isolated fine corresponding to 50% of the value of the acquired goods; (b) issuance of infraction notices regarding the alleged absence of payment of federal taxes (IRPJ, CSLL, PIS and COFINS) and alleged undue crediting of IPI tax credit, with the application of an isolated fine.
(ii)	The ICMS - State VAT claims are substantially related to: (a) disallowance of ICMS - State VAT credits related to the acquisition of diesel oil; goods allegedly classified as for use and consumption; and suppliers whose state registrations have been revoked (declared ineligible); (b) proof of delivery of goods sold under FOB terms; (c) ICMS - State VAT on transportation services for export; (d) discrepancies in the application of the legislation governing operations with tax substitution; and (e) acquisition of railcars due to the alleged non-exemption provided for by the Tax Regime for Incentives to Modernization and Expansion of Port Infrastructure – REPORTO; and (f) ICMS - State VAT and fines on operations with tax documents considered invalid by the tax authorities.
(iii)	Withholding tax ( IRRF) charged on: (a) alleged capital gains arising from the acquisition of companies located abroad; and (b) disallowance of IRRF offset on swap transactions.
(iv)	Disallowances of PIS and COFINS credits, calculated under the non-cumulative system, due to discrepancies in the definition of inputs.
(v)	Requests for installment payments of federal tax debts were partially rejected by the Brazilian Federal Revenue Service, on the grounds that the tax losses are insufficient to settle the respective debts.
(vi)	IOF charges related substantially to: (a) current accounts held by subsidiaries of the Company; and (b) financial transactions between companies within the group.
(vii)	Declarations of compensation via the PERD/COMP electronic system, relating to "premium credit," considered as undeclared by the Brazilian Federal Revenue Service.
(viii)	Collection of disallowed IPI tax credits related to the acquisition of raw materials used in the manufacture of tax-exempt products.
(ix)	Collection of Urban Property Tax (“IPTU”) related to railway properties leased or assigned to the company under the concession contract and to the railway right-of-way, which are subject to tax immunity. The matter is under discussion in the Supreme Federal Court (STF), and an unfavorable outcome should generate new charges (including from municipalities that currently do not collect the aforementioned tax), in amounts that are not yet possible to measure. If this occurs, it will be possible to file a lawsuit to restore the economic balance of the aforementioned concession contract.

Civil Environmental And Regulatory Claims [member]
Disclosure of other provisions [line items]
Summary of Principal Proceedings for Which Deem Risk of Loss as Possible
	Consolidated
	December 31, 2025	December 31, 2024
Civil	3,227,973	3,355,370
Environmental	1,618,201	1,691,409
Regulatory	2,018,722	1,522,749
Total	6,864,896	6,569,528

Legal Proceedings Provision, Labor [member]
Disclosure of other provisions [line items]
Summary of Principal Proceedings for Which Deem Risk of Loss as Possible
	Consolidated
	December 31, 2025	December 31, 2024
Tax	8,392,969	8,624,545
Civil, environmental and regulatory	6,864,896	6,569,528
Labor	814,364	690,535
Total	16,072,229	15,884,608